BANK CREDIT AND LOANS (Schedule of Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Schedule of Short-term and Long-term Debt [Line Items]
Gross debt amount	$ 2,988
Less: debt discount	(123)
Convertible note from shareholders [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Gross debt amount	3,277	$ 3,090
Less: debt discount	(123)	(1,456)
Convertible Note and Loans from shareholders, net (Note 7)	3,154	1,634
Bank credit [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Gross debt amount	$ 1,322	$ 2,416